FAIR VALUE MEASUREMENT - Marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Equity securities	$ 18,289	$ 15,190
Fair value losses	616	2,826	$ 418
Amount of shares carried at fair value	21,034	22,869
Unrealized gains	1,515	15,500
Carried at fair value	10,723	4,134
Unrealized gain (loss)	2,223	(3,487)
Held-for-trading debt securities	$ 64,650	$ 0